Member's Deficit And Comprehensive Loss (Schedule Of Changes In Equity) (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balances at January 1,	$ (9,665,208)			$ (9,127,952)	$ (8,696,635)				$ (7,995,191)	$ (8,696,635)	$ (7,995,191)
Net income (loss)	(386,634)	$ (50,165)	$ (107,824)	(171,779)	(432,390)	$ (302,233)	$ (92,172)	$ 20,007	(209,119)	(762,158)	(583,517)	$ (411,190)
Dividends and other payments to noncontrolling interests	(2,119)									(40,027)	(91,887)
Purchase of additional noncontrolling interest	(20,400)									(48,750)		28
Foreign currency translation adjustments	(82,159)				(2,217)					(121,878)	(33,001)	40,242
Unrealized holding gain (loss) on marketable securities	822				1,084					327	16,576	23,103
Unrealized holding gain on cash flow derivatives										0	48,180	52,112
Other adjustments to comprehensive loss	(1,154)				3,309					(11,438)	6,732	1,135
Reclassifications										3,317	(83,752)	2,045
Other, net	3,169				(1,103)					12,034	19,225
Balances at December 31,	(10,153,683)	(9,665,208)			(9,127,952)	(8,696,635)				(9,665,208)	(8,696,635)	(7,995,191)
The Company [Member]
Balances at January 1,	(9,889,348)			(9,360,787)	(8,942,166)				(8,299,188)	(8,942,166)	(8,299,188)
Net income (loss)	(384,966)				(424,190)					(793,761)	(606,883)
Dividends and other payments to noncontrolling interests	0									0	0
Purchase of additional noncontrolling interest	(19,264)									(46,806)
Foreign currency translation adjustments	(75,840)				875					(101,980)	(29,755)
Unrealized holding gain (loss) on marketable securities	738				955					285	16,439
Unrealized holding gain on cash flow derivatives											48,180
Other adjustments to comprehensive loss	(1,036)				3,309					(10,214)	5,932
Reclassifications										3,316	(83,585)
Other, net	593				430					1,978	6,694
Balances at December 31,	(10,369,123)	(9,889,348)			(9,360,787)	(8,942,166)				(9,889,348)	(8,942,166)	(8,299,188)
Noncontrolling Interest [Member]
Balances at January 1,	224,140			$ 232,835	245,531				$ 303,997	245,531	303,997
Net income (loss)	(1,668)				(8,200)					31,603	23,366
Dividends and other payments to noncontrolling interests	(2,119)									(40,027)	(91,887)
Purchase of additional noncontrolling interest	(1,136)									(1,944)
Foreign currency translation adjustments	(6,319)				(3,092)					(19,898)	(3,246)
Unrealized holding gain (loss) on marketable securities	84				129					42	137
Unrealized holding gain on cash flow derivatives											0
Other adjustments to comprehensive loss	(118)				0					(1,224)	800
Reclassifications										1	(167)
Other, net	2,576				(1,533)					10,056	12,531
Balances at December 31,	$ 215,440	$ 224,140			$ 232,835	$ 245,531				$ 224,140	$ 245,531	$ 303,997